Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Allowance for credit losses	¥ 570,049	¥ 650,069
Operating loss carryforwards	110,211	102,260
Loans	13,295	7,632
Accrued liabilities and other	172,959	309,327
Premises and equipment, including sale-and-leaseback transactions	86,461	94,652
Derivative financial instruments	95,593	94,514
Accrued severance indemnities and pension plans	17,286	44,810
Valuation allowance	(274,010)	(308,561)
Total deferred tax assets	791,844	994,703
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	1,321,462	574,807
Intangible assets	147,173	159,330
Lease transactions	74,605	77,542
Other	70,352	74,471
Total deferred tax liabilities	1,613,592	886,150
Net deferred tax assets (liabilities)	¥ (821,748)	¥ 108,553